Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	GREEN THUMB INDUSTRIES INC.
Amendment Flag	false
Central Index Key	0001795139
Document Type	PRE 14A